MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Summarizes the Amortized Cost, Unrealized Gains and Losses, and Fair Value of Available-For-Sale Marketable Securities
	December 31, 2023
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$324,485	$(4,998)	$357	$319,844
Government debentures	288,214	(828)	334	287,720

Total	$612,699	$(5,826)	$691	$607,564

	December 31, 2024
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$58,265	$(871)	$6	$57,400
Government debentures	301	-	-	301

Total	$58,566	$(871)	$6	$57,701

Schedule of Summarizes the Continuous Unrealized Loss Position and Fair Value of Available-For-Sale Marketable Securities
	December 31,
	2023		2024
	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value

Continuous unrealized loss position for less than 12 months	$(590)	$186,910	$(31)	$10,266
Continuous unrealized loss position for more than 12 months	(5,236)	190,560	(840)	40,842

	$(5,826)	$377,470	$(871)	$51,108

Schedule of Summarizes the Amortized Cost and Fair Value of Available-For-Sale Marketable Securities
	December 31,
	2023		2024
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$285,012	$283,016	$36,775	$36,356
Due between one and four years	327,687	324,548	21,791	21,345

	$612,699	$607,564	$58,566	$57,701